Financial Investments - Carrying amount of financial investments (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Disclosure of financial assets [line items]
Financial assets	$ 2,948,360	$ 2,856,717
Debt securities
Disclosure of financial assets [line items]
Financial assets	148,326	109,066
Financial investments - measured at fair value through other comprehensive income
Disclosure of financial assets [line items]
Financial assets	294,437	255,660
Financial investments - measured at fair value through other comprehensive income | Treasury and other eligible bills
Disclosure of financial assets [line items]
Financial assets	102,438	86,749
Financial investments - measured at fair value through other comprehensive income | Debt securities
Disclosure of financial assets [line items]
Financial assets	190,119	167,107
Financial investments - measured at fair value through other comprehensive income | Equity securities
Disclosure of financial assets [line items]
Financial assets	1,447	1,696
Financial investments - measured at fair value through other comprehensive income | Other instruments
Disclosure of financial assets [line items]
Financial assets	433	108
Debt instruments measured at amortised cost
Disclosure of financial assets [line items]
Financial assets	148,326	109,066
Debt instruments measured at amortised cost | Treasury and other eligible bills
Disclosure of financial assets [line items]
Financial assets	30,733	34,507
Debt instruments measured at amortised cost | Debt securities
Disclosure of financial assets [line items]
Financial assets	117,593	74,559
Financial investments
Disclosure of financial assets [line items]
Financial assets	$ 442,763	$ 364,726